Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 3,505	$ 8,115
Other accounts receivables and prepaid expenses	3,159	2,007
Total current assets	6,664	10,122
NON-CURRENT ASSETS:
Lease deposit	5	10
long-term investment	917
Property, plant and equipment, net	28	40
Total long-term assets	950	50
Total assets	7,614	10,172
CURRENT LIABILITIES:
Trade payables	427	1,249
Deferred revenues	330	322
Other accounts payable	997	933
Warrants exercisable into shares (Series 10-12)		564
Total current liabilities	1,754	3,068
NON-CURRENT LIABILITIES:
Deferred revenues	846	1,143
Total Long-term liabilities	846	1,143
CONTIGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	2,123	1,783
Share premium	81,104	79,864
Capital reserve from share-based payment transactions	5,547	5,167
Warrants exercisable into shares	8,815	6,947
Treasury shares, at cost		(970)
Accumulated other comprehensive income	1,127	491
Accumulated deficit	(93,702)	(87,363)
Total equity attributable to equity holders of the company	5,014	5,919
Non-controlling interests		42
Total equity	5,014	5,961
Total liabilities and equity	$ 7,614	$ 10,172